LEASE (Schedule of Weighted-Average Remaining Lease Term and Discount Rate) (Details)	Dec. 31, 2025	Dec. 31, 2024
Commitments and Contingencies Disclosure [Abstract]
Weighted-average remaining lease term	4 years 2 months 12 days	5 years
Weighted-average discount rate	8.89%	8.84%